Segment Disclosures and Related Information - Geographic Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales and other operating revenues	$ 65,756	$ 57,296	$ 48,828
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, domestic	33,750	32,246	32,841
Sales and Other Operating Revenues, domestic	32,790	29,305	24,591
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	12,572	12,461	10,729
Sales and Other Operating Revenues, foreign	3,458	2,789	2,229
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	20,083	20,439	22,451
Sales and Other Operating Revenues, foreign	5,326	5,350	4,709
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	2,449	2,656	2,849
Sales and Other Operating Revenues, foreign	2,154	1,870	1,076
Indonesia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	1,726	1,745	2,072
Sales and Other Operating Revenues, foreign	2,076	1,696	1,419
Norway [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	5,918	5,664	5,797
Sales and Other Operating Revenues, foreign	5,755	4,692	4,101
Russia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	341	815	8,383
Sales and Other Operating Revenues, foreign
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	3,257	2,975	3,768
Sales and Other Operating Revenues, foreign	11,314	8,110	7,751
Other foreign countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	11,465	10,265	8,704
Sales and Other Operating Revenues, foreign	2,883	3,484	2,952
Discontinued operations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	25,279	25,523	26,746
Sales and Other Operating Revenues, foreign
Worldwide Consolidated [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets, foreign	116,840	114,789	124,340
Sales and other operating revenues	$ 65,756	$ 57,296	$ 48,828